DAY HAGAN SMART VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.5%
	ASSET MANAGEMENT - 3.5%
680	BlackRock, Inc.	$ 455,001
11,202	Franklin Resources, Inc.	301,782
		756,783
	BANKING - 3.4%
2,300	JPMorgan Chase & Company	299,713
13,095	Truist Financial Corporation	446,540
		746,253
	BEVERAGES - 1.9%
2,300	PepsiCo, Inc.	419,290

	BIOTECH & PHARMA - 6.8%
2,100	Amgen, Inc.	507,675
5,400	Bristol-Myers Squibb Company	374,274
3,600	Zoetis, Inc.	599,184
		1,481,133
	CHEMICALS - 2.2%
5,134	International Flavors & Fragrances, Inc.	472,123

	CONSTRUCTION MATERIALS - 2.7%
6,184	Owens Corning	592,427

	ELECTRIC UTILITIES - 2.5%
14,235	OGE Energy Corporation	536,090

	ELECTRICAL EQUIPMENT - 2.0%
1,000	Roper Technologies, Inc.	440,690

	FOOD - 6.1%
15,039	Conagra Brands, Inc.	564,865
8,800	Hormel Foods Corporation	350,944
7,140	Tyson Foods, Inc., Class A	423,545
		1,339,354

DAY HAGAN SMART VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	GAS & WATER UTILITIES - 1.7%
10,707	UGI Corporation	$ 372,175

	HEALTH CARE FACILITIES & SERVICES - 3.2%
1,499	Cigna Group (The)	383,039
4,300	CVS Health Corporation	319,533
		702,572
	HOME CONSTRUCTION - 2.1%
9,200	Masco Corporation	457,424

	INFRASTRUCTURE REIT - 2.8%
3,086	American Tower Corporation	630,593

	INSTITUTIONAL FINANCIAL SERVICES - 10.9%
10,083	Bank of New York Mellon Corporation (The)	458,172
1,500	Goldman Sachs Group, Inc. (The)	490,665
3,379	Intercontinental Exchange, Inc.	352,396
5,800	Morgan Stanley	509,240
9,886	SEI Investments Company	568,939
		2,379,412
	LEISURE PRODUCTS - 3.1%
4,100	Brunswick Corporation	336,200
6,160	Hasbro, Inc.	330,730
		666,930
	OIL & GAS PRODUCERS - 3.5%
10,500	Pembina Pipeline Corporation	340,200
4,200	Phillips 66	425,796
		765,996
	RETAIL - CONSUMER STAPLES - 2.0%
12,500	Walgreens Boots Alliance, Inc.	432,250

	RETAIL - DISCRETIONARY - 9.6%
1,400	Home Depot, Inc. (The)	413,168
2,782	Lowe's Companies, Inc.	556,317
7,400	TJX Companies, Inc. (The)	579,864

DAY HAGAN SMART VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	RETAIL - DISCRETIONARY - 9.6% (Continued)
2,400	Tractor Supply Company	$ 564,096
		2,113,445
	SELF-STORAGE REIT - 4.2%
9,750	CubeSmart	450,645
1,500	Public Storage	453,210
		903,855
	SOFTWARE - 2.3%
5,471	Oracle Corporation	508,365

	TECHNOLOGY SERVICES - 6.2%
5,455	Amdocs Ltd.	523,844
5,668	Fidelity National Information Services, Inc.	307,942
3,900	International Business Machines Corporation	511,251
		1,343,037
	TELECOMMUNICATIONS - 4.8%
10,900	BCE, Inc.	488,211
27,831	TELUS Corporation	552,724
		1,040,935
	TRANSPORTATION & LOGISTICS - 8.0%
2,958	FedEx Corporation	675,873
4,113	Landstar System, Inc.	737,297
1,700	United Parcel Service, Inc., Class B	329,783
		1,742,953

	TOTAL COMMON STOCKS (Cost $21,106,979)	20,844,085

	TOTAL INVESTMENTS - 95.5% (Cost $21,106,979)	$ 20,844,085
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.5%	993,291
	NET ASSETS - 100.0%	$ 21,837,376

LTD	- Limited Company
REIT	- Real Estate Investment Trust